ORGANIZATION AND NATURE OF OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2019
ORGANIZATION AND NATURE OF OPERATIONS
Schedule of Subsidiaries

	Date of
	Incorporation	Place of	Percentage
Subsidiaries	/Acquisition	Incorporation	of ownership

JinkoSolar Technology Limited. (“Paker”)	November 10, 2006	Hong Kong	100%

Jinko Solar Co., Ltd. (“Jiangxi Jinko”)	December 13, 2006	PRC	100%

Zhejiang Jinko Solar Co., Ltd.("Zhejiang Jinko")	June 30, 2009	PRC	100%

Jinko Solar Import and Export Co., Ltd. ("Jinko Import and Export")	December 24, 2009	PRC	100%

JinkoSolar GmbH (“Jinko GmbH”)	April 1, 2010	Germany	100%

Zhejiang Jinko Solar Trading Co., Ltd.("Zhejiang Trading")	June 13, 2010	PRC	100%

Xinjiang Jinko Solar Co., Ltd. (“Xinjiang Jinko”)	May 30, 2016	PRC	100%

Yuhuan Jinko Solar Co., Ltd.("Yuhuan Jinko")	July 29, 2016	PRC	100%

JinkoSolar (U.S.) Inc. ("Jinko US")	August 19, 2010	USA	100%

Jiangxi Photovoltaic Materials Co., Ltd. ("Jiangxi Materials")	December 1, 2010	PRC	100%

JinkoSolar (Switzerland) AG(“Jinko Switzerland”)	May 3, 2011	Switzerland	100%

JinkoSolar (US) Holdings Inc.(“Jinko US Holding”)	June 7, 2011	USA	100%

JinkoSolar Italy S.R.L. (“Jinko Italy”)	July 8, 2011	Italy	100%

JinkoSolar SAS (“Jinko France”)	September 12, 2011	France	100%

Jinko Solar Canada Co., Ltd. (“Jinko Canada”)	November 18, 2011	Canada	100%

Jinko Solar Australia Holdings Co. Pty Ltd. (“Jinko Australia”)	December 7, 2011	Australia	100%

Jinko Solar Japan K.K. (“JinkoSolar Japan”)	May 21, 2012	Japan	100%

	Date of
	Incorporation	Place of	Percentage
Subsidiaries	/Acquisition	Incorporation	of ownership

JinkoSolar Power Engineering Group Limited. (“JinkoSolar Power”)	November 12, 2013	Cayman	100%

JinkoSolar WWG Investment Co., Ltd. (“WWG Investment”)	April 8, 2014	Cayman	100%

JinkoSolar Comércio do Brazil Ltd. (“JinkoSolar Brazil”)	January 14, 2014	Brazil	100%

Projinko Solar Portugal Unipessoal LDA. (“JinkoSolar Portugal”)	February 20, 2014	Portugal	100%

JinkoSolar Mexico S.DE R.L. DE C.V. (“JinkoSolar Mexico”)	February 25, 2014	Mexico	100%

Shanghai Jinko Financial Information Service Co., Ltd.	November 7, 2014	PRC	100%

Jinko Solar Technology SDN.BHD. (“JinkoSolar Malaysia”)	January 21, 2015	Malaysia	100%

Jinko Huineng Technology Services Co., Ltd.	July 14, 2015	PRC	100%

Jinko Huineng (Zhejiang) Solar Technology Services Co., Ltd.	July 29, 2015	PRC	100%

JinkoSolar Enerji Teknolojileri Anonlm Sirketi	April 13, 2017	Turkey	100%

Jinko Solar Sweihan (HK) Limited.	October 4, 2016	Hong Kong	100%

Jinko Solar (Shanghai) Management Co., Ltd	July 25, 2012	PRC	100%

JinkoSolar Trading Privated Limited.	February 6, 2017	India	100%

JinkoSolar LATAM Holding Limited.	August 22, 2017	Hong Kong	100%

JinkoSolar Middle East DMCC	November 6, 2016	Emirates	100%

Jinko Power International (Hongkong) Limited.	July 10, 2015	Hong Kong	100%

JinkoSolar International Development Limited.	August 28, 2015	Hong Kong	100%

Jinkosolar Household PV System Ltd.	January 12, 2015	BVI	100%

Canton Best Limited(“Canton Best BVI”)	September 16, 2013	BVI	100%

Wide Wealth Group Holding Limited.(“Wide Wealth Hong Kong”)	June 11, 2012	Hong Kong	100%

Jiaxing Jinko Photovoltaic System Development Co., Ltd.	December 26, 2016	PRC	100%

JinkoSolar (U.S.) Industries Inc.	November 16, 2017	USA	100%

Poyang Ruilixin Information Technology Co., Ltd.	December 19, 2017	PRC	100%

JinkoSolar Technology (Haining) Co., Ltd. ("Haining Jinko")	December 15, 2017	PRC	71%

Jinko Solar Korea Co., Ltd.	December 3, 2018	PRC Korea	100%

JinkoSolar (Sichuan) Co., Ltd. ("Jinko Sichuan")	February 18, 2019	PRC PRC	70%

JinkoSolar (Vietnam) Co., Ltd.	September 26, 2019	Vietnam	100%

JinkoSolar (Qinghai) Co., Ltd.	April 3, 2019	PRC PRC	55%

Jinko PV Material Supply SDN. BHD	September 23, 2019	Malaysia	100%

JinkoSolar (Chuzhou) Co., Ltd. ("Jinko Chuzhou")	December 26, 2019	PRC PRC	55%

JinkoSolar (Yiwu) Co., Ltd. ("Jinko Yiwu")	September 19, 2019	PRC PRC	55%